Segmented Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

25. Segmented Reporting

The Company carries on business through three separate geographic segments: Canada, the U.S. south and the U.S. northeast. The business segments are vertically integrated and include the collection and disposal of waste and recyclable materials, transfer station operations, material recovery facilities, landfills and landfill gas to energy facilities. The geographic location of each business segment limits the volume and number of transactions between them.

The Company has elected to exclude corporate costs in the determination of each business segment's performance. Corporate costs include certain executive costs, legal, accounting, internal audit, treasury, investor relations, corporate development, environmental management, information technology, human resources, sales and other administrative support function costs. Corporate costs also include transaction and related costs and fair value changes for stock options.

The accounting policies applied by the business segments are the same as those described in the summary of significant accounting policies (Note 3). The Company evaluates segment performance based on revenues, less operating and selling, general and administration expenses.

	December 31
	2011	2010
Revenues
Canada	$757,594	$584,141
U.S. south	723,315	502,308
U.S. northeast	359,187	343,316
Corporate	-	-
	$1,840,096	$1,429,765

Revenues less operating and selling, general and administration expenses
Canada	$280,408	$216,974
U.S. south	211,429	142,265
U.S. northeast	89,542	97,444
Corporate	(53,950)	(59,756)
	$527,429	$396,927

Amortization
Canada	$100,516	$79,325
U.S. south	99,126	67,555
U.S. northeast	54,041	58,799
Corporate	3,383	1,987
	$257,066	$207,666

Restructuring expenses	$1,609	$5,180
Goodwill impairment	$360,557	$-
Net gain on sale of capital assets	$(3,412)	$(414)

Operating (loss) income	$(88,391)	$184,495

				December 31, 2011
	Canada	U.S. south	U.S. northeast	Corporate	Total

Goodwill	$372,596	$350,126	$51,687	$-	$774,409
Capital assets	$296,397	$364,396	$105,034	$10,231	$776,058
Landfill assets	$221,660	$397,293	$339,839	$-	$958,792
Total Assets	$1,145,143	$1,301,687	$587,931	$42,843	$3,077,604

				December 31, 2010
	Canada	U.S. south	U.S. northeast	Corporate	Total

Goodwill	$378,884	$297,077	$405,907	$-	$1,081,868
Capital assets	$306,744	$339,629	$102,040	$9,874	$758,287
Landfill assets	$236,855	$396,450	$342,386	$-	$975,691
Total Assets	$1,195,747	$1,208,450	$954,029	$32,261	$3,390,487